Subordinated Liabilities - Additional information-Parent (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Santander UK Group Holdings plc [member]
Subordinated liabilities [line items]
Unrealised foreign exchange differences	£ (106)